Financial risk management - Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 12,979,659	₩ 14,908,985
Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,369,225	1,436,694
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	787,767	897,129
Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	581,458	539,565
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,023,870	8,455,724
Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,586,564	5,016,567
Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,207,755	4,680,064
Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	378,809	336,503
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,560,286	1,598,322
Level 1 | Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,369,225	1,436,694
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	787,767	897,129
Level 1 | Financial liabilities measured at FVTPL | Gold and silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	581,458	539,565
Level 1 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	191,061	161,628
Level 1 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	191,061	161,628
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,460,166	4,978,984
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	401,345	314,220
Level 2 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	3,058,821	4,664,764
Level 2 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	2,862,761	4,431,080
Level 2 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	196,060	233,684
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,959,207	8,331,679
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,622,525	8,141,504
Level 3 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	336,682	190,175
Level 3 | Derivative liabilities | Trading purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	153,933	87,356
Level 3 | Derivative liabilities | Hedging purpose
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 182,749	₩ 102,819